Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2014
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Summary of Mortgage Servicing Rights

A summary of mortgage servicing rights follows:

	2014	2013	2012
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,356	$2,394	$2,142
Amounts capitalized	386	763	1,237
Amortization	(709)	(801)	(908)
Impairment	39	—	(77)

End of year	$2,072	$2,356	$2,394

Estimated Amortization Expense	Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)

2015	$489
2016	424
2017	358
2018	292
2019	226
Thereafter	283

Total	$2,072

Key Assumptions Used to Value Mortgage Servicing Rights

The key assumptions used to value mortgage servicing rights were as follows:

	2014	2013
Weighted average remaining life	256 months	260 months
Weighted average discount rate	10%	12%
Weighted average coupon	3.98%	4.01%
Weighted average prepayment speed	187%	187%